UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Contrarian Capital Management, L.L.C.

Address:   411 West Putnam Avenue
           Suite 225
           Greenwich, CT 06830


13F File Number: 028-10718

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Jon R. Bauer
Title:     Managing Member
Phone:     (203) 862-8200


Signature, Place and Date of Signing:

/s/ Jon R. Bauer              Greenwich, Connecticut         February 14, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  48

Form 13F Information Table Value Total: $538,178,543

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.                  Form 13F File Number           Name

1.                   028-11156                      Contrarian Equity Fund, LP

                                              FORM 13F INFORMATION TABLE
                                                    December 31, 2006
COLUMN 1                        COLUMN  2       COLUMN 3    COLUMN 4         COLUMN 5        COLUMN 6    COLUMN 7      COLUMN 8

                                TITLE                       MARKET       SHRS OR   SH/ PUT/  INVESTMENT   OTHER   VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS        CUSIP       VALUE        PRN AMT   PRN CALL  DISCRETION   MGRS   SOLE  SHARED  NONE
--------------                  --------        -----       -----        -------   --- ----  ----------   ----   ----  ------  ----
ABITIBI-CONSOLIDATED INC        COM             003924107    5,513,763   2,150,000 SH        SOLE         NONE   X
AMERIVEST PPTYS INC DEL         COM             03071L101      123,916     309,791 SH        SOLE         NONE   X
ARMSTRONG WORLD INDS INC NEW    COM             04247X102    7,161,706     168,948 SH        SOLE         NONE   X
CHINA UNICOM LTD                SPONSORED ADR   16945R104    1,889,541     126,900 SH        SOLE         NONE   X
COMPANIA ANONIMA NACIONAL TEL   SPON ADR D      204421101    2,078,695     106,110 SH        SOLE         NONE   X
COMCAST CORP NEW                COM             20030N101   31,324,200     740,000 SH        SOLE         NONE   X
CONOCOPHILLIPS                  COM             20825C104   29,721,394     413,084 SH        DEFINED      1            X
CONSECO INC                     COM NEW         208464883    8,290,921     414,961 SH        SOLE         NONE   X
DDI CORP                        COM 0.0001 NEW  233162502   21,554,438   2,993,672 SH        DEFINED      1            X
ENDEAVOR INTL CORP              COM             29259G101      377,850     165,000 SH        SOLE         NONE   X
ESCHELON TELECOM INC            COM             296290109    3,838,901     193,786 SH        SOLE         NONE   X
FIDELITY NATIONAL FINANCIAL     CL A            31620R105   16,004,758     670,216 SH        SOLE         NONE   X
FOOT LOCKER INC                 COM             344849104   18,048,390     823,000 SH        DEFINED      1            X
GMX RES INC                     COM             38011M108    3,838,757     108,134 SH        SOLE         NONE   X
GENTEK INC                      COM NEW         37245X203   13,507,845     390,513 SH        DEFINED      1            X
HUDSON CITY BANCORP             COM             443683107    3,612,478     260,265 SH        SOLE         NONE   X
IDEARC INC                      COM             451663108   14,419,545     503,300 SH        DEFINED      1            X
INTEGRATED ALARM SVCS GROUP     COM             45890M109   10,458,403   3,217,970 SH        DEFINED      1            X
INTERNATIONAL COAL GRP INC      COM             45928H106   60,127,479  11,032,565 SH        DEFINED      1            X
KOREA ELECTRIC PWR              SPONSORED ADR   500631106    2,289,168     100,800 SH        SOLE         NONE   X
LIBERTY GLOBAL INC              COM SER A       530555101    4,359,936     149,569 SH        SOLE         NONE   X
LIBERTY GLOBAL INC              COM SER C       530555309    4,247,152     151,684 SH        SOLE         NONE   X
MI DEVS INC                     CL A SUB VTG    55304X104    6,791,140     190,228 SH        SOLE         NONE   X
MOVIE GALLERY INC               COM             624581104    1,906,358     541,579 SH        DEFINED      1            X
NTL INC DEL                     COM             62940M104    2,208,500      87,500 SH        SOLE         NONE   X
ROTECH HEALTHCARE INC           COM             778669101   11,310,961   5,049,536 SH        DEFINED      1            X
OWENS CORNING NEW               COM             690742101    9,009,020     301,305 SH        SOLE         NONE   X
PARKER DRILLING CO              COM             701081101   19,101,640   2,338,022 SH        DEFINED      1            X
PIONEER NET RES CO              COM             723787107   22,079,547     556,300 SH        SOLE         NONE   X
PORTLAND GEN ELEC CO            COM NEW         736508847   30,826,372   1,131,243 SH        SOLE         NONE   X
PXRE GROUP LTD                  COM             G73018106    1,940,810     421,000 SH        SOLE         NONE   X
RITE AID CORP                   COM             767754104   18,825,767   3,460,619 SH        SOLE         NONE   X
SK TELECOM LTD                  COM             78440P108    2,166,064      81,800 SH        SOLE         NONE   X
SALTON INC                      SPONSORED ADR   795757103    5,814,000   2,584,000 SH        DEFINED      1            X
SEARS HLDGS CORP                COM             812350106    3,043,060      18,121 SH        SOLE         NONE   X
SPRINT NEXTEL CORP              COM FON         852061100      594,789      31,487 SH        SOLE         NONE   X
STAR SCIENTIFIC INC             COM             85517P101      552,500     170,000 SH        SOLE         NONE   X
STMICROELECTRONICS N V          NY REGISTRY     861012102    1,840,000     100,000 SH        DEFINED      1            X
TRM CORP                        COM             872636105    1,235,155     577,175 SH        DEFINED      1            X
TELE NORTE LESTE PART SA        SPON ADTR PFD   879246106      798,220      53,500 SH        SOLE         NONE   X
TERRA INDS INC                  COM             880915103   26,743,625   2,232,356 SH        SOLE         NONE   X
TOLL BROTHERS INC               COM             889478103      423,019      13,125 SH        SOLE         NONE   X
UAL CORP                        COM NEW         902549807   30,358,152     689,958 SH        SOLE         NONE   X
USA MOBILITY INC                COM             90341G103   34,203,126   1,528,973 SH        DEFINED      1            X
USG CORP                        COM NEW         903293405   35,587,942     649,415 SH        DEFINED      1            X
WCI CMNTYS INC                  COM             92923C104    2,025,101     105,584 SH        SOLE         NONE   X
WARREN RES INC                  COM             93564A100    3,910,976     333,701 SH        SOLE         NONE   X
WIDEPOINT CORP                  COM             967590100    2,093,460     943,000 SH        DEFINED      1            X

SK 01385 0001 745530